Earnings per Share (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Profit Attributable to Common Shares of the Parent

Profit for the year attributable to common shares of the parent is as follows:

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018	Year ended March 31, 2017
Profit for the year attributable to owners of the parent	251,169	180,832	137,246
Profit for the year not attributable to ordinary equity holders of the parent	—	—	—

Profit for the year used to calculate basic earnings per share	251,169	180,832	137,246

Summary of Weighted Average Number of Ordinary Shares Outstanding

The weighted average number of ordinary shares outstanding is as follows:

	(Shares)
	Year ended March 31, 2019	Year ended March 31, 2018	Year ended March 31, 2017
Weighted average number of ordinary shares outstanding	891,387,729	882,629,157	884,959,677